Expense Example	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	680	902	1,141	1,827	287	579	995	2,159	136	425	734	1,613	86	268	466	1,037	74	230	401	894	682	908	1,151	1,849	289	585	1,006	2,180	138	431	745	1,635	88	274	477	1,061	73	227	395	883	677	895	1,130	1,805	284	572	984	2,136	133	417	723	1,589	83	261	454	1,013	77	244	426	952